Related Party Transactions (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Due from affilate	$ 0	$ 540,500
Affiliate [Member]
Debt bearing interest per annum	5.00%
Debt instrument matures date	Dec. 15, 2015